Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Net Revenues
Operating Expenses
Legal and filing fees	5,327	2,405	17,231	11,068
Rent	17,337	8,700	38,591	43,500
General and administrative	85,394	10,796	216,473	40,965
Total Operating Expenses	108,058	21,901	272,295	95,533
Loss from Operations	(108,058)	(21,901)	(272,295)	(95,533)
Other Income (Expense)
Interest expense	(724)	(594)	(3,597)	(241)
Total Other Income (Expense)	(724)	(594)	(3,597)	(241)
Loss before Income Taxes	(108,782)	(22,495)	(275,892)	(95,774)
Provision for Income Tax
Net Loss	$ (108,782)	$ (22,495)	$ (275,892)	$ (95,774)
Basic and Diluted Net Loss Per Share	$ (0.01)	$ (1.15)	$ (0.06)	$ (5.47)
Weighted Average Number of Shares Outstanding - Basic and Diluted	9,890,075	19,515	4,615,160	17,509